Acquisition costs and other expenditure - Outstanding options and awards (Details) EquityInstruments in Millions	12 Months Ended
	Dec. 31, 2018 GBP (£) Options EquityInstruments	Dec. 31, 2017 GBP (£) Options EquityInstruments	Dec. 31, 2016 GBP (£) Options EquityInstruments
Number of options
Beginning of year	6,000,000	7,000,000
End of year	5,000,000	6,000,000	7,000,000
Number of awards
Weighted average share price | £	£ 17.36	£ 17.51	£ 13.56
SAYE options
Number of options
Beginning of year	6,448,853	7,100,000	8,800,000
Granted	300,000	1,400,000	1,400,000
Exercised	(1,400,000)	(1,700,000)	(2,000,000)
Forfeited	(100,000)	(100,000)	(100,000)
Cancelled	(200,000)	(200,000)	(800,000)
Lapsed/Expired	(100,000)	(100,000)	(200,000)
End of year	4,885,804	6,448,853	7,100,000
Options immediately exercisable, end of year	800,000	400,000	600,000
Weighted average exercise price
Beginning of year | £	£ 11.74	£ 10.74	£ 9.44
Granted | £	13.94	14.55	11.04
Exercised | £	10.85	10.07	7.30
Forfeited | £	12.25	10.83	9.95
Cancelled | £	12.43	11.19	6.45
Lapsed/Expired | £	12.60	10.86	9.64
End of year | £	12.10	11.74	10.74
Options immediately exercisable, end of year | £	£ 10.37	£ 11.06	£ 8.53
Incentive plans
Number of awards
Beginning of year | EquityInstruments	33.6	30.2	28.4
Granted | EquityInstruments	10.7	12.7	13.9
Exercised | EquityInstruments	(8.7)	(7.3)	(10.5)
Forfeited | EquityInstruments	(2.6)	(1.3)	(1.5)
Cancelled | EquityInstruments		(0.1)	(0.1)
Lapsed/Expired | EquityInstruments	(0.2)	(0.6)
End of year | EquityInstruments	32.8	33.6	30.2